PRINCIPAL INVESTORS FUND, INC.



                              SELECT CLASS SHARES


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").


The date of this Prospectus is March 1, 2006 as revised through March 20, 2006. As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions
  Bond & Mortgage Securities Fund.......................................4

  LargeCap Value Fund...................................................8

  Principal LifeTime Strategic Income Fund..............................11

  Principal LifeTime 2010 Fund..........................................14

  Principal LifeTime 2020 Fund..........................................18

  Principal LifeTime 2030 Fund..........................................22

  Principal LifeTime 2040 Fund..........................................26

  Principal LifeTime 2050 Fund..........................................30


General Information

 The Costs of Investing................................................. 34

 Certain Investment Strategies and Related Risks........................ 35

 Management, Organization and Capital Structure......................... 41

 Pricing of Fund Shares................................................. 44

 Purchase of Fund Shares................................................ 45

 Redemption of Fund Shares.............................................. 45

 Exchange of Fund Shares................................................ 45

 Frequent Purchases and Redemptions ..................................... 46

 Dividends and Distributions............................................ 46

 Fund Account Information............................................... 47

 Portfolio Holdings Information......................................... 48

 Financial Highlights................................................... 48

Additional Information..................................................57

Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds. The Manager has selected a Sub-Advisor for each of the Funds based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for the Funds in this prospectus is Principal Global Investors, LLC ("Principal")

  * Principal Management Corporation, Principal, and Princor Financial Services Corporation ("Princor") are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group/(R)/.


Shares of the Fund are available to an employer's sponsored plan(s). Such plans may impose fees in addition to those charged by the Funds.


2                                                Principal Investors Fund
                                                          1-800-547-7754

In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to an adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund' performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Principal Investors Fund                                                3
www.principal.com

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the owner of the loaned scurities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities may not exceed 33 1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for loan). In connection with such loans the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

59.35% in securities      14.61% in securities       0.56% in securities rated
rated Aaa                 rated Baa                  Caa
5.95% in securities       3.30% in securities rated  0.06% in securities rated
rated Aa                  Ba                         Ca
12.55% in securities      3.60% in securities rated  0.02% in securities rated
rated A                   B                          C



The above percentages for Aaa, Baa, Ba and B rated securities includes 0.02%, 0.01%, 0.01%, and 0.03% respectively of unrated securities which have been determined by the manager to be of comparable quality.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


4                                                Principal Investors Fund
                                                          1-800-547-7754

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



LENDING OF SECURITIES . If the Fund lends its portfolio securities and the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Sub-Advisor to be of good financial standing.



PORTFOLIO DURATION . he average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").


Principal Investors Fund                                                5
www.principal.com

DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 202.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"7.05

"2002"9.38


"2003"4.29


"2004"4.32


"2005"2.07



LOGO

The year-to-date return as of December 31, 2005 for the Select Class is
2.07%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      4.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.47%


6                                                Principal Investors Fund
                                                          1-800-547-7754

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                            PAST 1 YEAR         PAST 5 YEARS        LIFE OF FUND*
 SELECT CLASS..........         2.07                5.39                5.60
 Lehman Brothers
 Aggregate Bond Index .         2.43                5.87                5.87
 Morningstar
 Intermediate-Term Bond
 Category Average......         1.79                5.32                5.32
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the share class was first sold
  (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.54%
 12b-1 Fees...........................  0.10
 Other Expenses*......................  0.51
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.15%
 * Other Expenses which include:
  Service Fee ........................  0.15%
  Administrative Service Fee .........  0.13
  Reverse Repurchase Agreement
  Interest Expense....................  0.23


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 SELECT CLASS                                                                                      $117  $365  $633  $1,398



Principal Investors Fund                                                7
www.principal.com

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $563 million and $371.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


8                                                Principal Investors Fund
                                                          1-800-547-7754

FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 181.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-7.55

"2002"-13.25


"2003"25


"2004"12.08


"2005"6.35



LOGO

The year-to-date return as of December 31, 2005 for the Select Class is
6.35%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.18%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.02%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                            PAST 1 YEAR         PAST 5 YEARS        LIFE OF FUND*
 SELECT CLASS..........         6.35                3.63                4.24
 Russell 1000 Value
 Index ................         7.05                5.28                5.28
 Morningstar Large
 Value Category Average         5.88                3.96                4.05
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Select class was first sold
  (December 6, 2000).


Principal Investors Fund                                                9
www.principal.com

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.45%
 12b-1 Fees...........................  0.10
 Other Expenses*......................  0.28
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.83%
 * Other Expenses:
    Service Fee ......................  0.15%
    Administrative Service Fee .......  0.13


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 SELECT CLASS                                                                                      $85   $265  $460  $1,025



10                                               Principal Investors Fund
                                                          1-800-547-7754

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

The Manager and the Sub-Advisor, Principal, both provide investment advisory services to the Fund. The Manager has hired Principal to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for the Fund. In deciding how to allocate the Fund's assets among several asset classes, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. Principal is also responsible for employing an active rebalancing strategy that, within the target ranges, directs cash flows or Fund assets towards or away from asset classes that Principal determines to be attractive or unattractive over shorter time periods, so long as the target asset class ranges are not violated.


The Manager is responsible for implementing the strategic asset allocation set by Principal. In this role, the Manager selects the underlying funds and their respective weights. The Manager is also responsible for monitoring the Sub-Advisor of each underlying fund and may, at any time, add or substitute underlying funds in which the Fund invests.


In allocating Fund assets among the underlying funds, the Manager relies on a combination of quantitative measures, such as past performance and style consistency, and qualitative factors. Qualitative factors that the Manager considers include the fund advisor's organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading and compliance systems.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Principal Investors Fund                                               11
www.principal.com

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            38.1%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.6     Partners LargeCap Value       2.9
      Blend
      International Growth        4.0     Preferred Securities         10.6
      LargeCap Growth             2.4     Real Estate Securities        6.5
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               24.0



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


12                                               Principal Investors Fund
                                                          1-800-547-7754

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-2.06

"2003"14.75


"2004"10.66


"2005"3.75



LOGO

The year-to-date return as of December 31, 2005 for the Select Class is
3.75%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      7.05%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.43%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             PAST 1 YEAR         LIFE OF FUND*
 SELECT CLASS.........................          3.75                 5.73
 S&P 500 Index .......................          4.91                 1.84
 Lehman Brothers Aggregate Bond Index           2.43                 5.54
 Morningstar Conservative Allocation
 Category Average.....................          3.05                 3.48
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *
  Lifetime results are measured from the date the Select class was first sold
  (March 1, 2001).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees*......                 0.1225%
 12b-1 Fees............                 0.1000
 Other Expenses**......                 0.2800
                                        ------                  -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.5025%
 *The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ........                   0.15%
   Administrative
   Service Fee.........                   0.13


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 SELECT CLASS                                                                                      $51   $161  $281  $631



Principal Investors Fund                                               13
www.principal.com

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

The Manager and the Sub-Advisor, Principal, both provide investment advisory services to the Fund. The Manager has hired Principal to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for the Fund. In deciding how to allocate the Fund's assets among several asset classes, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. Principal is also responsible for employing an active rebalancing strategy that, within the target ranges, directs cash flows or Fund assets towards or away from asset classes that Principal determines to be attractive or unattractive over shorter time periods, so long as the target asset class ranges are not violated.


The Manager is responsible for implementing the strategic asset allocation set by Principal. In this role, the Manager selects the underlying funds and their respective weights. The Manager is also responsible for monitoring the Sub-Advisor of each underlying fund and may, at any time, add or substitute underlying funds in which the Fund invests.


Over time, shifts in the asset class targets and underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the asset class targets or underlying funds may also occur when market forces or Fund circumstances change allocations.


In allocating Fund assets among the underlying funds, the Manager relies on a combination of quantitative measures, such as past performance and style consistency, and qualitative factors. Qualitative factors that the Manager considers include the fund advisor's organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading and compliance systems.


There are no minimum or maximum percentages in which the Fund must invest in a specific asset class or underlying fund. Principal intends to gradually shift the Fund's asset allocation so that within five to ten years after the year 2010, the Fund's asset allocation matches that of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.


MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.


14                                               Principal Investors Fund
                                                          1-800-547-7754

HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.


Principal Investors Fund                                               15
www.principal.com

UNDERLYING FUND ALLOCATION
As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.7%    Partners LargeCap Growth      4.2%
      Securities                          II
      Disciplined LargeCap       10.7     Partners LargeCap Value       5.6
      Blend
      International Growth        5.5     Preferred Securities          9.1
      LargeCap Growth             4.5     Real Estate Securities        8.5
      LargeCap Value              3.1     SmallCap S&P 600 Index        4.5
      Money Market                9.6



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-4.71

"2003"18.22


"2004"11.36


"2005"5.1



LOGO

The year-to-date return as of December 31, 2005 for the Select Class is
5.10%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.61%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.54%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             PAST 1 YEAR         LIFE OF FUND*
 SELECT CLASS.........................          5.10                 6.02
 S&P 500 Index .......................          4.91                 1.84
 Lehman Brothers Aggregate Bond Index           2.43                 5.54
 Morningstar Conservative Allocation
 Category Average.....................          3.05                 3.48
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *
  Lifetime results are measured from the date the Select class was first sold
  (March 1, 2001).


16                                               Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees*......                 0.1225%
 12b-1 Fees............                 0.1000
 Other Expenses**......                 0.2800
                                        ------                  ---------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.5025%
 *The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ........                   0.15%
   Administrative
   Service Fee.........                   0.13


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 SELECT CLASS                                                                                      $51   $161  $281  $631



Principal Investors Fund                                               17
www.principal.com

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

The Manager and the Sub-Advisor, Principal, both provide investment advisory services to the Fund. The Manager has hired Principal to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for the Fund. In deciding how to allocate the Fund's assets among several asset classes, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. Principal is also responsible for employing an active rebalancing strategy that, within the target ranges, directs cash flows or Fund assets towards or away from asset classes that Principal determines to be attractive or unattractive over shorter time periods, so long as the target asset class ranges are not violated.


The Manager is responsible for implementing the strategic asset allocation set by Principal. In this role, the Manager selects the underlying funds and their respective weights. The Manager is also responsible for monitoring the Sub-Advisor of each underlying fund and may, at any time, add or substitute underlying funds in which the Fund invests.


Over time, shifts in the asset class targets and underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the asset class targets or underlying funds may also occur when market forces or Fund circumstances change allocations.


In allocating Fund assets among the underlying funds, the Manager relies on a combination of quantitative measures, such as past performance and style consistency, and qualitative factors. Qualitative factors that the Manager considers include the fund advisor's organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading and compliance systems.


There are no minimum or maximum percentages in which the Fund must invest in a specific asset class or underlying fund. Principal intends to gradually shift the Fund's asset allocation so that within five to ten years after the year 2020, the Fund's asset allocation matches that of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.


MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


18                                               Principal Investors Fund
                                                          1-800-547-7754

SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Principal Investors Fund                                               19
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.2%    Partners LargeCap Value       7.4%
      Securities
      Disciplined LargeCap       17.0     Partners SmallCap Growth      1.5
      Blend                               III
      International Growth        9.7     Preferred Securities          9.8
      LargeCap Growth             6.3     Real Estate Securities        8.8
      LargeCap Value              4.3     SmallCap S&P 600 Index        2.4
      Partners LargeCap           6.0     SmallCap Value                1.6
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.75%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-7.34

"2003"21.1


"2004"11.82


"2005"7.27



LOGO

The year-to-date return as of December 31, 2005 for the Select Class is
7.27%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     10.23%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.68%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             PAST 1 YEAR         LIFE OF FUND*
 SELECT CLASS.........................          7.27                 6.42
 S&P 500 Index .......................          4.91                 1.84
 Lehman Brothers Aggregate Bond Index           2.43                 5.54
 Morningstar Moderate Allocation
 Category Average.....................          5.29                 3.70
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *
  Lifetime results are measured from the date the Select class was first sold
  (March 1, 2001).


20                                               Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees*......                 0.1225%
 12b-1 Fees............                 0.1000
 Other Expenses**......                 0.2800
                                        ------                  -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.5025%
 *The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.10%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ........                   0.15%
   Administrative
   Service Fee.........                   0.13


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 SELECT CLASS                                                                                      $51   $161  $281  $631



Principal Investors Fund                                               21
www.principal.com

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

The Manager and the Sub-Advisor, Principal, both provide investment advisory services to the Fund. The Manager has hired Principal to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for the Fund. In deciding how to allocate the Fund's assets among several asset classes, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. Principal is also responsible for employing an active rebalancing strategy that, within the target ranges, directs cash flows or Fund assets towards or away from asset classes that Principal determines to be attractive or unattractive over shorter time periods, so long as the target asset class ranges are not violated.


The Manager is responsible for implementing the strategic asset allocation set by Principal. In this role, the Manager selects the underlying funds and their respective weights. The Manager is also responsible for monitoring the Sub-Advisor of each underlying fund and may, at any time, add or substitute underlying funds in which the Fund invests.


Over time, shifts in the asset class targets and underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the asset class targets or underlying funds may also occur when market forces or Fund circumstances change allocations.


In allocating Fund assets among the underlying funds, the Manager relies on a combination of quantitative measures, such as past performance and style consistency, and qualitative factors. Qualitative factors that the Manager considers include the fund advisor's organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading and compliance systems.


There are no minimum or maximum percentages in which the Fund must invest in a specific asset class or underlying fund. Principal intends to gradually shift the Fund's asset allocation so that within five to ten years after the year 2030, the Fund's asset allocation matches that of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.


MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


22                                               Principal Investors Fund
                                                          1-800-547-7754

SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Principal Investors Fund                                               23
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            19.0%    Partners LargeCap Value       9.3%
      Securities
      Disciplined LargeCap       19.4     Partners SmallCap Growth      2.0
      Blend                               III
      International Growth       12.0     Preferred Securities          5.3
      LargeCap Growth             7.5     Real Estate Securities        8.2
      LargeCap Value              5.2     SmallCap S&P 600 Index        2.9
      Partners LargeCap           7.1     SmallCap Value                2.1
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.74%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-10.39

"2003"24.93


"2004"12.43


"2005"7.98



LOGO

The year-to-date return as of December 31, 2005 for the Select Class is
7.98%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     11.45%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -10.08%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            PAST 1 YEAR                       LIFE OF FUND*
 SELECT CLASS .........                        7.98                             6.43/(1)/
 S&P 500 Index ........                        4.91                             1.84
 Lehman Brothers
 Aggregate Bond Index .                        2.43                             5.54
 Morningstar Moderate
 Allocation Category
 Average ..............                        5.29                             3.70
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Select class was first sold (March 1,
  2001).
 ///(//1//)
  /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.


24                                               Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees*..............................                      0.1225%
 12b-1 Fees....................................                      0.1000
 Other Expenses**..............................                      0.2800
                                                                     ------                        -------
           TOTAL ANNUAL FUND OPERATING EXPENSES                      0.5025%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.10%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ................................                        0.15%
   Administrative Service Fee .................                        0.13



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 SELECT CLASS                                                                                      $51   $161  $281  $631



Principal Investors Fund                                               25
www.principal.com

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

The Manager and the Sub-Advisor, Principal, both provide investment advisory services to the Fund. The Manager has hired Principal to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for the Fund. In deciding how to allocate the Fund's assets among several asset classes, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. Principal is also responsible for employing an active rebalancing strategy that, within the target ranges, directs cash flows or Fund assets towards or away from asset classes that Principal determines to be attractive or unattractive over shorter time periods, so long as the target asset class ranges are not violated.


The Manager is responsible for implementing the strategic asset allocation set by Principal. In this role, the Manager selects the underlying funds and their respective weights. The Manager is also responsible for monitoring the Sub-Advisor of each underlying fund and may, at any time, add or substitute underlying funds in which the Fund invests.


Over time, shifts in the asset class targets and underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the asset class targets or underlying funds may also occur when market forces or Fund circumstances change allocations.


In allocating Fund assets among the underlying funds, the Manager relies on a combination of quantitative measures, such as past performance and style consistency, and qualitative factors. Qualitative factors that the Manager considers include the fund advisor's organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading and compliance systems.


There are no minimum or maximum percentages in which the Fund must invest in a specific asset class or underlying fund. Principal intends to gradually shift the Fund's asset allocation so that within five to ten years after the year 2040, the Fund's asset allocation matches that of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.


MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


26                                               Principal Investors Fund
                                                          1-800-547-7754

SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Principal Investors Fund                                               27
www.principal.com

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of October 31, 2005, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            13.3%    Partners LargeCap Value      10.9%
      Securities
      Disciplined LargeCap       22.1     Partners SmallCap Growth      2.5
      Blend                               III
      International Growth       12.7     Preferred Securities          3.7
      LargeCap Growth             8.9     Real Estate Securities        5.2
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.4     SmallCap Value                2.6
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-13.03

"2003"24.01


"2004"12.59


"2005"8.36



LOGO

The year-to-date return as of December 31, 2005 for the Select Class is
8.36%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     12.38%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.21%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             PAST 1 YEAR         LIFE OF FUND*
 SELECT CLASS.........................          8.36                 6.13
 S&P 500 Index .......................          4.91                 1.84
 Lehman Brothers Aggregate Bond Index           2.43                 5.54
 Morningstar Moderate Allocation
 Category Average.....................          5.29                 3.70
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *
  Lifetime results are measured from the date the Select class was first sold
  (March 1, 2001).


28                                               Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees*......                 0.1225%
 12b-1 Fees............                 0.1000
 Other Expenses**......                 0.2800
                                        ------                  -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.5025%
 *The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.10%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ........                   0.15%
   Administrative
   Service Fee.........                   0.13


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 SELECT CLASS                                                                                      $51   $161  $281  $631



Principal Investors Fund                                               29
www.principal.com

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

The Manager and the Sub-Advisor, Principal, both provide investment advisory services to the Fund. The Manager has hired Principal to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for the Fund. In deciding how to allocate the Fund's assets among several asset classes, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. Principal is also responsible for employing an active rebalancing strategy that, within the target ranges, directs cash flows or Fund assets towards or away from asset classes that Principal determines to be attractive or unattractive over shorter time periods, so long as the target asset class ranges are not violated.


The Manager is responsible for implementing the strategic asset allocation set by Principal. In this role, the Manager selects the underlying funds and their respective weights. The Manager is also responsible for monitoring the Sub-Advisor of each underlying fund and may, at any time, add or substitute underlying funds in which the Fund invests.


Over time, shifts in the asset class targets and underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the asset class targets or underlying funds may also occur when market forces or Fund circumstances change allocations.


In allocating Fund assets among the underlying funds, the Manager relies on a combination of quantitative measures, such as past performance and style consistency, and qualitative factors. Qualitative factors that the Manager considers include the fund advisor's organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading and compliance systems.


There are no minimum or maximum percentages in which the Fund must invest in a specific asset class or underlying fund. Principal intends to gradually shift the Fund's asset allocation so that within five to ten years after the year 2050, the Fund's asset allocation matches that of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


30                                               Principal Investors Fund
                                                          1-800-547-7754
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SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Principal Investors Fund                                               31
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

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of October 31, 2005, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.2%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.0
      Blend                               III
      International Growth       15.8     Preferred Securities          2.2
      LargeCap Growth             9.8     Real Estate Securities        2.3
      LargeCap Value              6.6     SmallCap S&P 600 Index        4.0
      Partners LargeCap           9.2     SmallCap Value                3.1
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-16.01

"2003"26.03


"2004"12.82


"2005"8.94



LOGO

The year-to-date return as of December 31, 2005 for the Select Class is
8.94%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     13.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.77%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             PAST 1 YEAR         LIFE OF FUND*
 SELECT CLASS.........................          8.94                 5.29
 S&P 500 Index .......................          4.91                 1.84
 Lehman Brothers Aggregate Bond Index           2.43                 5.54
 Morningstar Large Blend Category
 Average .............................          5.77                 1.82
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *
  Lifetime results are measured from the date the Select class was first sold
  (March 1, 2001).


32                                               Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees*.....                  0.1225%
 12b-1 Fees...........                  0.1000
 Other Expenses**.....                  0.2800
                                        ------                  -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.5025%
 *The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.10%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ........                   0.15%
   Administrative
   Service Fee.........                   0.13


 EXAMPLES
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 SELECT CLASS                                                                                      $51   $161  $281  $631



Principal Investors Fund                                               33
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

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Select class of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.
.. Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
.. Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.


34                                               Principal Investors Fund
                                                          1-800-547-7754

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain


Principal Investors Fund                                               35
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

cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities Fund may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


36                                               Principal Investors Fund
                                                          1-800-547-7754

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;


Principal Investors Fund                                               37
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

.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to rack a particular market index. The Funds could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
 The Funds may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in


38                                               Principal Investors Fund
                                                          1-800-547-7754
dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.


Principal Investors Fund                                               39
www.principal.com

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund may be more costly than investing directly in shares of the underlying funds.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.


40                                               Principal Investors Fund
                                                          1-800-547-7754

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. Turnover rates for the Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Principal LifeTime 2010              Doug Loeffler
           Principal LifeTime 2020              Doug Loeffler
           Principal LifeTime 2030              Doug Loeffler
           Principal LifeTime 2040              Doug Loeffler
           Principal LifeTime 2050              Doug Loeffler
           Principal LifeTime Strategic Income  Doug Loeffler




DOUG LOEFFLER, CFA . - Mr. Loeffler is a Vice President with Principal Management Corporation. He is the senior member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program. He is responsible for preparing periodic evaluation reports including both qualitative and quantitative analysis. Mr. Loeffler participates in the manager selection process and portfolio reviews. Joining Principal Management Corporation in 2004, he has 16 years of investment experience including 14 years in the mutual fund industry (Scudder and Founders Asset Management). His background includes quantitative analysis, fundamental analysis and portfolio management focusing on non-U.S. stocks. Mr. Loeffler earned an MBA in Finance at the University of Chicago and a degree in Economics from Washington State University. He has earned the right to use the Chartered Financial Analyst designation.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.


Principal Investors Fund                                               41
www.principal.com

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           LargeCap Value                       John Pihlblad
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky




WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.


42                                               Principal Investors Fund
                                                          1-800-547-7754

TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


DUTIES OF THE MANAGER AND SUB-ADVISOR
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor.


SUB-ADVISOR: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2005, Post had $8.1 billion in asset under management.


LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $13.2 billion in asset under management.


L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.


Principal Investors Fund                                               43
www.principal.com

BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage
       Securities                0.55%     Principal LifeTime 2030     0.1225%
       LargeCap Value            0.45%     Principal LifeTime 2040     0.1225%
       Principal LifeTime
       2010                    0.1225%     Principal LifeTime 2050     0.1225%
       Principal LifeTime                  Principal Lifetime
       2020                    0.1225%     Strategic Income            0.1225%



The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S.


44                                               Principal Investors Fund
                                                          1-800-547-7754
  securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
.. via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
.. using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund, provided that:
.. the class shares of such other Fund are available in the plan member's state of residence; and
.. shares of such other Fund are available through the plan.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


Principal Investors Fund                                               45
www.principal.com

FREQUENT PURCHASES AND REDEMPTIONS


The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by;
  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and .. Increase expenses of the Fund due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds.


The retirement plan administrator of plans that invest in shares of the Funds monitor trading activity to identify and take action against abuses. While these procedures are designed to identify and protect against abusive trading practices, there can be no certainty that abusive trading will be identified and prevented in all instances. When abusive trading is identified, these policies and procedures will be applied in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.


The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


DIVIDENDS AND DISTRIBUTIONS


The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:
.. The Bond & Mortgage Securities Fund pays its net investment income on a monthly basis. The payment date is the last business day of each month. .. The other Funds pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


46                                               Principal Investors Fund
                                                          1-800-547-7754

FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 4 p.m. Eastern Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 4 p.m. Eastern Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. Eastern Time.

MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.


Principal Investors Fund                                               47
www.principal.com

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The financial statements for the Funds were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.


48                                               Principal Investors Fund
                                                          1-800-547-7754

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004     2003     2002    2001/(D)/
                          ----         ----     ----     ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.99       $10.78   $10.65   $10.67   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.40         0.36     0.34     1.08     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.28)        0.21     0.16    (0.58)    0.62
                         -----         ----     ----    -----     ----
 Total From Investment
            Operations    0.12         0.57     0.50     0.50     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.39)       (0.36)   (0.37)   (0.46)   (0.50)
 Distributions from
  Realized Gains......   (0.01)          --       --    (0.06)      --
 ------                  -----                          -----
   Total Dividends and
         Distributions   (0.40)       (0.36)   (0.37)   (0.52)   (0.50)
                         -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............  $10.71       $10.99   $10.78   $10.65   $10.67
                        ======       ======   ======   ======   ======
Total Return..........    1.06%        5.39%    4.79%    4.96%   11.03%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,635       $2,274     $912     $113   $2,668
 Ratio of Expenses to
  Average Net Assets..    1.15%        0.96%    0.93%    0.92%    0.93%/(f)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............    0.93%        0.93%      --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.69%        3.35%    3.12%    4.69%    5.22%/(f)/
 Portfolio Turnover
  Rate................   202.1%/(g)/  150.5%    91.0%    46.7%   124.7%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Calculated based on average shares outstanding during the period./ /
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005         2004       2003         2002        2001/(F)/
                          ----         ----       ----         ----        ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.64        $9.79      $8.25        $9.12       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.13         0.12       0.10         0.11         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.02         0.81       1.50        (0.91)       (1.11)
                          ----         ----       ----        -----        -----
 Total From Investment
            Operations    1.15         0.93       1.60        (0.80)       (1.04)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)       (0.08)     (0.06)       (0.07)       (0.01)
 Distributions from
  Realized Gains......   (0.38)          --         --           --           --
 -----                   -----
   Total Dividends and
         Distributions   (0.51)       (0.08)     (0.06)       (0.07)       (0.01)
                         -----        -----      -----        -----        -----
Net Asset Value, End
 of Period............  $11.28       $10.64      $9.79        $8.25        $9.12
                        ======       ======      =====        =====        =====
Total Return..........   11.05%        9.58%     19.44%       (8.90)%     (10.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $739          $15        $10       $1,031       $1,140
 Ratio of Expenses to
  Average Net Assets..    0.83%        0.83%      0.82%        0.82%        0.83%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --         0.83%/(e)/ 0.83%/(e)/   0.82%/(e)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.15%        1.14%      1.24%        1.17%        1.05%/(d)/
 Portfolio Turnover
  Rate................   181.1%/(g)/  228.4%     179.1%       128.9%       116.0%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.16 per share from December 1, 2000 through December 5, 2000.
/(g) /Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005     2004     2003     2002     2001/(C)/
                          ----     ----     ----     ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.69   $10.74    $9.69   $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.34     0.13     0.14     0.30      0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.29     0.98     1.02    (0.47)    (0.22)
                          ----     ----     ----    -----     -----
 Total From Investment
            Operations    0.63     1.11     1.16    (0.17)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)   (0.16)   (0.10)   (0.14)       --
 Distributions from
  Realized Gains......   (0.13)      --    (0.01)      --        --
 ------                  -----             -----
   Total Dividends and
         Distributions   (0.37)   (0.16)   (0.11)   (0.14)       --
 ----                    -----    -----    -----    -----
Net Asset Value, End
 of Period............  $11.95   $11.69   $10.74    $9.69    $10.00
                        ======   ======   ======    =====    ======
Total Return..........    5.43%   10.44%   12.02%   (1.75)%    0.00%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,861     $479      $11      $10       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.50%    0.50%    0.50%    0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.84%    1.11%    1.27%    3.03%     3.28%/(d)/
 Portfolio Turnover
  Rate................    43.8%    34.1%    43.9%    46.2%    103.3%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Computed on an annualized basis.
/(e) /Total return amounts have not been annualized.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005     2004     2003    2002     2001/(E)/
                           ----     ----     ----    ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.57   $10.60    $9.37   $9.84    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.25     0.10     0.12    0.28      0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59     1.00     1.23   (0.63)    (0.35)
                           ----     ----     ----   -----     -----
 Total From Investment
            Operations     0.84     1.10     1.35   (0.35)    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)   (0.13)   (0.12)  (0.12)       --
 Distributions from
  Realized Gains......    (0.10)      --       --      --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.34)   (0.13)   (0.12)  (0.12)       --
 ----                     -----    -----    -----   -----
Net Asset Value, End
 of Period............   $12.07   $11.57   $10.60   $9.37     $9.84
                         ======   ======   ======   =====     =====
Total Return..........     7.41%   10.49%   14.60%  (3.63)%   (1.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,896   $1,501      $11      $9        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%    0.50%    0.50%   0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.19%    0.89%    1.18%   2.89%     2.88%/(d)/
 Portfolio Turnover
  Rate................     10.2%    34.3%    47.8%   17.6%      2.2%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005     2004     2003    2002     2001/(E)/
                           ----     ----     ----    ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.46   $10.53    $9.12   $9.70    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.19     0.06     0.10    0.24      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.92     1.02     1.41   (0.72)    (0.45)
                           ----     ----     ----   -----     -----
 Total From Investment
            Operations     1.11     1.08     1.51   (0.48)    (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)   (0.15)   (0.10)  (0.10)       --
 Distributions from
  Realized Gains......    (0.09)      --       --      --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.33)   (0.15)   (0.10)  (0.10)       --
 ----                     -----    -----    -----   -----
Net Asset Value, End
 of Period............   $12.24   $11.46   $10.53   $9.12     $9.70
                         ======   ======   ======   =====     =====
Total Return..........     9.75%   10.35%   16.73%  (5.04)%   (3.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,811   $1,529      $11      $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%    0.50%    0.50%   0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.48%    0.54%    1.02%   2.50%     2.31%/(d)/
 Portfolio Turnover
  Rate................      5.5%    27.0%    41.1%   12.3%      4.0%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005     2004     2003        2002     2001/(F)/
                           ----     ----     ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.38   $10.40    $8.75       $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17     0.03     0.04        0.20      0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.05     1.06     1.68       (0.84)    (0.62)
                           ----     ----     ----       -----     -----
 Total From Investment
            Operations     1.22     1.09     1.72       (0.64)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)   (0.11)   (0.07)      (0.11)       --
 Distributions from
  Realized Gains......    (0.08)      --       --          --        --
 ------                   -----
   Total Dividends and
         Distributions    (0.29)   (0.11)   (0.07)      (0.11)       --
 ----                     -----    -----    -----       -----
Net Asset Value, End
 of Period............   $12.31   $11.38   $10.40       $8.75     $9.50
                         ======   ======   ======       =====     =====
Total Return..........    10.86%   10.55%   19.77%/(e)/ (6.91)%   (5.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,705   $7,352      $15          $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%    0.50%    0.50%       0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.41%    0.25%    0.21%       2.09%     1.82%/(d)/
 Portfolio Turnover
  Rate................      4.8%    30.7%    52.4%/(f)/  19.9%     60.2%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(f) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005     2004     2003    2002     2001/(C)/
                          ----     ----     ----    ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.13   $10.19    $8.65   $9.55    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.07     0.02     0.05    0.16      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.22     1.03     1.55   (0.95)    (0.53)
                          ----     ----     ----   -----     -----
 Total From Investment
            Operations    1.29     1.05     1.60   (0.79)    (0.45)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.19)   (0.11)   (0.06)  (0.10)       --
 Distributions from
  Realized Gains......   (0.08)      --       --   (0.01)       --
 ------                  -----                     -----
   Total Dividends and
         Distributions   (0.27)   (0.11)   (0.06)  (0.11)       --
 ----                    -----    -----    -----   -----
Net Asset Value, End
 of Period............  $12.15   $11.13   $10.19   $8.65     $9.55
                        ======   ======   ======   =====     =====
Total Return..........   11.67%   10.35%   18.66%  (8.49)%   (4.50)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,549     $256      $10      $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.50%    0.50%    0.50%   0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.53%    0.15%    0.56%   1.67%     1.20%/(d)/
 Portfolio Turnover
  Rate................     7.1%    40.0%    46.0%   19.6%    316.2%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Computed on an annualized basis.
/(e) /Total return amounts have not been annualized.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005     2004    2003      2002     2001/(E)/
                          ----     ----    ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.65    $9.72   $8.13     $9.21    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02     0.01    0.02      0.12      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.31     0.99    1.61     (1.10)    (0.84)
                          ----     ----    ----     -----     -----
 Total From Investment
            Operations    1.33     1.00    1.63     (0.98)    (0.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.17)   (0.07)  (0.04)    (0.10)       --
 Distributions from
  Realized Gains......   (0.07)      --      --        --        --
 -----                   -----
   Total Dividends and
         Distributions   (0.24)   (0.07)  (0.04)    (0.10)       --
 ----                    -----    -----   -----     -----
Net Asset Value, End
 of Period............  $11.74   $10.65   $9.72     $8.13     $9.21
                        ======   ======   =====     =====     =====
Total Return..........   12.57%   10.37%  20.10%   (10.81)%   (7.90)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,675     $112     $10        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    0.50%    0.50%   0.50%     0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.15%    0.09%   0.28%     1.30%     0.69%/(d)/
 Portfolio Turnover
  Rate................     7.5%    44.9%   45.7%     25.4%     59.0%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.

ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated March 1, 2006 and which is part of this prospectus. The Statement of Additional Information contains a description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund make its SAI and annual and semi-annual reports, free of charge, on http://www.principal.com. To request other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. Government does not insure or guarantee an investment in any of the Fund. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572


Principal Investors Fund                                               57
www.principal.com